Balance Sheet Components - Accrued liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Legal and professional fees	$ 767	$ 326
Marketing expenses	304	162
Interest	102	79
Sales taxes	446	137
Payroll taxes	234	107
Other	1,063	694
Total accrued liabilities	$ 2,916	$ 1,505